EQUITY	13 Months Ended
Dec. 31, 2011
EQUITY
3.	EQUITY

As of December 31, 2011 and 2010, all 20,000 shares have been issued to William C. Erbey.

All of the ordinary shares have a par value of $0.01 per share and entitle the holder to one vote per share on all matters upon which stockholders are entitled to vote, to receive dividends and other distributions as authorized by the board of directors. The ordinary shares have no preferences or preemptive, conversion or exchange rights. On January 27, 2012, the authorized share capital of the Company was increased from 5,000,000 ordinary shares to 200,000,000 ordinary shares.